Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD TRUSTEES' EQUITY FUND
Prospectus Date	rr_ProspectusDate	Feb. 25, 2022
Admiral | Vanguard Commodity Strategy Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide broad commodities exposure and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees <br/>(Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund’s advisor employs an active investment management approach to invest the Fund’s assets in commodity-linked investments, which are backed by a portfolio of inflation-linked investments and other fixed income securities.Commodities are real assets, including, but not limited to, agricultural products, livestock, precious and industrial metals, and energy products. The Fund invests in instruments that create long and short exposure to commodities, including commodity-linked total return swaps, commodity futures contracts and options on commodity futures contracts, commodity-linked structured notes, exchange-traded commodity pools or funds, and other commodity-linked derivative instruments. Particular commodity-linked investments may not necessarily conform to the composition, weighting, roll dates, reset dates, or contract months of the Fund’s benchmark index or any other commodity market index.The Fund intends to gain exposure to commodities by investing in a wholly owned subsidiary organized under the laws of the Cayman Islands (the subsidiary), which in turn invests in commodity-linked investments and fixed income securities. The Fund may also invest directly in commodity-linked investments. The Fund will generally not invest more than 25% of its assets in the subsidiary.The Fund invests the remainder of its assets in inflation-indexed bonds issued by the U.S. government, its agencies and instrumentalities, and corporations. The Fund may also invest in other fixed income securities, such as cash or cash equivalent investments and short-term bonds. At a minimum, all bonds purchased by the Fund will be investment-grade, or, if unrated, will be considered by the advisor to be investment-grade. The Fund’s fixed income investments may provide liquidity for the Fund or serve as margin or collateral for its commodity-linked investments.The Fund’s use of certain commodity-linked investments is expected to have a leveraging effect on the Fund.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund could lose money over short, intermediate, or long periods of time. Returns may vary substantially over time, and there can be no guarantee that the Fund will achieve its investment objective or that its investment strategy will succeed.The Fund’s investment strategy involves the use of leverage, so its investment program may be considered speculative and is expected to involve considerable risks. The Fund could lose money at any time and may underperform the commodities markets during any given period, regardless of whether such markets rise or fall.The Fund is subject to the risks described below. Each of these risks, alone or in combination with other risks, has the potential to hurt the Fund’s performance, sometimes significantly, and the level of risk may vary based on market conditions.• Commodity-linked investment risk, which is the chance that the Fund could lose all, or substantially all, of its investments in instruments linked to the returns of commodity investments. The commodities markets are volatile, and even a small movement in market prices could cause large losses. Prices of commodity-linked investments have a historically low correlation with the returns of the stock and bond markets and are subject to change based on a variety of factors that may not be anticipated by the Fund’s advisor.• Derivatives risk. The Fund’s direct and indirect commodity-linked investments—such as commodity-linked total return swaps, commodity futures contracts and options on commodity futures contracts, commodity-linked structured notes, exchange-traded commodity pools or funds, and other commodity-linked derivative instruments—subject the Fund to risks associated with derivatives. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying commodity or index. Derivative strategies often involve leverage, which may increase a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying commodity or index. Also, a liquid market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. In addition, regulators and futures exchanges have established limits, referred to as position limits, on the maximum net long or net short positions that any person may hold or control in particular derivative contracts. Some contract positions, such as commodity futures contracts, held by the Fund and/or the subsidiary may have to be liquidated at disadvantageous times or prices to avoid exceeding such position limits, which could adversely affect the Fund’s total return. The use of a derivative subjects the investor to the risk of nonperformance by the counterparty (i.e., counterparty risk), potentially resulting in delayed or partial payment or even nonpayment of amounts due under the derivative contract.• Tax risk, which is the chance that the Fund’s commodity-linked investments could adversely affect the Fund’s status as a regulated investment company.• Inflation-linked investment risks. The Fund’s annual income distributions are likely to fluctuate considerably. Under certain conditions, the Fund may not have any income to distribute. Overall, investors can expect income fluctuations to be high for the Fund. The Fund is also subject to interest rate risk, which is the chance that the value of a bond will fluctuate because of a change in the level of interest rates. Although inflation-indexed bonds seek to provide inflation protection, their prices may decline when interest rates rise and vice versa.• Other fixed income investment risks. To the extent that the Fund invests in other fixed income securities, such as cash instruments or short-term bonds, the Fund is subject to income risk, credit risk, and call risk. These risks are described in the More on the Fund section of this prospectus.• Subsidiary investment risk. The Fund is subject to risks associated with subsidiary investments. In particular, because the subsidiary is not organized as a mutual fund and is not registered under any federal or state securities laws (including the Investment Company Act of 1940), it does not offer the same investor protections available to shareholders of registered investment companies. In addition, the tax treatment of the Fund’s investment in the subsidiary may be adversely affected by changes in the laws or regulations, or interpretations of existing laws or regulations, of the United States and/or the jurisdiction of the subsidiary. The Fund’s ownership of the subsidiary subjects it to the same risks as if it were invested directly in the assets owned by the subsidiary. Risks associated with the subsidiary’s underlying investments have been described elsewhere in this prospectus and include commodity-linked investment risk, derivatives risk, tax risk, inflation-linked investment risks, other fixed income investment risks, and manager risk.• Leverage risk, which is the chance that any leveraged losses will exceed the principal amount invested by the Fund. Returns from a leveraged investment have the potential to be more volatile than returns from traditional stock and bond investments, which exposes the Fund to heightened risks.• Manager risk, which is the chance that poor investment selection and/or poor strategy execution will cause the Fund and/or the subsidiary to fail to achieve its investment objective or generate lower returns than would be achieved from different investment selections. Poor investment selection by the advisor could also cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.• Nondiversification risk, which is the chance that the Fund’s performance may be hurt disproportionately by the poor performance of relatively few investments. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the instruments of particular issuers as compared with diversified mutual funds.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund could lose money over short, intermediate, or long periods of time.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification risk, which is the chance that the Fund’s performance may be hurt disproportionately by the poor performance of relatively few investments. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the instruments of particular issuers as compared with diversified mutual funds.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns — Vanguard Commodity Strategy Fund Admiral Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Admiral | Vanguard Commodity Strategy Fund | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee Per Year (for certain fund account balances below $10,000)	rr_MaximumAccountFee	$ 20
Management Fees	rr_ManagementFeesOverAssets	0.17%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.20%
1 Year	rr_ExpenseExampleYear01	$ 20
3 Years	rr_ExpenseExampleYear03	64
5 Years	rr_ExpenseExampleYear05	113
10 Years	rr_ExpenseExampleYear10	$ 255
2020	rr_AnnualReturn2020	5.07%
2021	rr_AnnualReturn2021	35.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.02%)
1 Year	rr_AverageAnnualReturnYear01	35.23%
Since Inception	rr_AverageAnnualReturnSinceInception	16.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2019
Admiral | Vanguard Commodity Strategy Fund | Return After Taxes on Distributions | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.91%
Since Inception	rr_AverageAnnualReturnSinceInception	11.43%
Admiral | Vanguard Commodity Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.54%
Since Inception	rr_AverageAnnualReturnSinceInception	10.52%
Admiral | Vanguard Commodity Strategy Fund | Bloomberg Commodity Index Total Return (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.11%
Since Inception	rr_AverageAnnualReturnSinceInception	9.60%